Other assets (Tables)	12 Months Ended
Mar. 31, 2016
Other Assets

“Other assets” as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015	2016
Deposits	¥82,731	¥91,984
Deferred customer activation costs	72,801	95,171
Receivables held for sale (Non-current).	258,717	272,318
Allowance for doubtful accounts	(5,402)	(4,865)
Long-term prepaid expenses	17,215	11,547
Asset for employees’ retirement benefits	10,220	4,898
Other	9,441	8,050

Total	¥445,723	¥479,103